Financial Instruments (Restated) (Tables)	12 Months Ended
Jun. 30, 2024
Financial Instruments (Restated) [Abstract]
Schedule of Contractual Maturities of Financial Liabilities

The Company manages liquidity risk by continuously monitoring actual and forecast cash flows and matching the maturity profiles of financial assets and liabilities. Surplus funds are generally only invested in short term bank deposits.

		Less than 6 months $	6 – 12 months $	Between 1 and 2 years $	Between 2 and 5 years $	Over 5 years $	Total contractual cashflows $	Carrying amount of liabilities $
Financial Liabilities
Trade & other payables	2024	13,226,525	-	-	-	-	13,226,525	13,226,525
Funding from related party	2024	4,268,857	-	-	-	-	4,268,857	4,268,857
Trade & other payables	2023	3,267,148	-	-	-	-	3,267,148	3,267,148
Funding from related party	2023	34,603	-	-	-	-	34,603	34,603
Total	2024	17,495,382	-	-	-	-	17,495,382	17,495,382
	2023	3,301,751	-	-	-	-	3,301,751	3,301,751

Schedule of Financial Assets and Liabilities Recorded in the Financial Statements

Set out below is an overview of financial assets and liabilities recorded in the financial statements held by the Group as at 30 June 2024:

	Level 1	Level 2	Level 3	Total
	$		$	$
Financial assets
Financial assets	-	-	5,000,000	5,000,000
Total assets recognised at fair value	-	-	5,000,000	5,000,000

Financial liabilities (restated)
Warrants liability	2,340,413	35,523,651	-	37,864,064
Total liabilities recognised at fair value	2,340,413	35,523,651	-	37,864,064
	Level 1	Level 2	Level 3	Total
	$		$	$
Financial assets
Financial assets	-	-	-	-
Total assets recognised at fair value	-	-	-	-

Financial liabilities
Financial liabilities	-	-	-	-
Total liabilities recognised at fair value	-	-	-	-

Schedule of Financial Instruments,Other than Cash and Short-Term Deposits

Set out below is an overview of financial instruments, other than cash and short-term deposits, held by the Group as at 30 June 2024:

		Fair value
	At amortised cost	Through profit or loss	Through other comprehensive income
	$	$	$
Financial assets
Trade and other receivables	837,930	-	-
Total current assets	837,930	-	-
Total assets	837,930	-	-

Financial liabilities
Trade and other payables	15,020,679	-	-
Total current liabilities	15,020,679	-	-
Total liabilities	15,020,679	-	-

Set out below is an overview of financial instruments, other than cash and short-term deposits, held by the Group as at 30 June 2023:

		Fair value
	At amortised cost	Through profit or loss	Through other comprehensive income
	$	$	$
Financial assets
Trade and other receivables	94,149	-	-
Total current assets	94,149	-	-
Total assets	94,149	-	-

Financial liabilities
Trade and other payables	3,203,646	-	-
Total current liabilities	3,203,646	-	-
Total liabilities	3,203,646	-	-